Segments (Tables)	6 Months Ended
Jun. 30, 2026
Segment Reporting [Abstract]
Schedule of segments

	Holographic solutions	Holographic technology service	Total June 30, 2025	Total June 30, 2025
	RMB	RMB	RMB	USD
Revenues	65,306,664	94,291,988	159,598,652	22,216,776
Cost of revenues	(53,110,990)	(70,742,697)	(123,853,687)	(17,240,933)
Gross profit	12,195,674	23,549,291	35,744,965	4,975,843
Depreciation and amortization	(115,538)	(977)	(116,515)	(16,219)
Total capital expenditures	(17,350)	(12,344)	(29,694)	(4,134)

	Holographic solutions	Holographic technology service	Total June 30, 2026	Total June 30, 2026
	RMB	RMB	RMB	USD
Revenues	140,691,479	73,084,755	213,776,234	31,001,832
Cost of revenues	(119,325,397)	(65,060,518)	(184,385,915)	(26,739,648)
Gross profit	21,366,082	8,024,237	29,390,319	4,262,184
Depreciation and amortization	(65,445)	(6,641)	(72,086)	(10,454)
Total capital expenditures	(88,710)	-	(88,710)	(12,865)

Total assets as of:

	December 31, 2025	June 30, 2026	June 30, 2026
	RMB	RMB	USD
	(Audited)	(Unaudited)	(Unaudited)
Holographic solutions	2,758,511,223	2,565,309,541	376,647,658
Holographic technology service	20,187,715	12,541,148	1,841,335
Total assets	2,778,698,938	2,577,850,689	378,488,993

Significant segment expenses are as follows:

	Holographic solutions	Holographic technology service	Total June 30, 2025
	RMB	RMB	RMB
Selling expenses	(762,131)	(420,984)	(1,183,115)
General and administrative expenses	(8,281,237)	(2,104,164)	(10,385,401)
Research and development expenses	(2,116,226)	(21,975,586)	(24,091,812)
Allowance for credit losses	389,131	195,582	584,713
Total	(10,770,463)	(24,305,152)	(35,075,615)

	Holographic solutions	Holographic technology service	Total June 30, 2026
	RMB	RMB	RMB
Selling expenses	(855,313)	(1,650)	(856,963)
General and administrative expenses	(8,584,642)	(1,553,737)	(10,138,379)
Research and development expenses	(2,188,681)	(6,518,868)	(8,707,549)
Allowance for credit losses	(233,516)	170,497	(63,019)
Total	(11,862,152)	(7,903,758)	(19,765,910)